BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 1,048,733	$ 11,483,018
Trade receivables, net of allowance of $0 and $26,000, respectively	0	1,769
Inventories	447,496	615,283
Prepaid and other current assets	39,279	344,110
Total current assets	1,535,508	12,444,180
Property, Plant and Equipment:	21,177,892	22,590,169
Accumulated depreciation	(20,131,008)	(22,038,508)
Net property, plant and equipment	1,046,884	551,661
Other Assets:
Operating lease right-of-use assets, net	2,364,672	4,324,514
Patents, net of accumulated amortization of $173,387 and $154,218, respectively	53,978	79,983
Equity method investment	68,867	61,379
Other non-current assets	1,228,797	1,214,985
Total other assets	3,716,314	5,680,861
Total Assets	6,298,706	18,676,702
Current Liabilities:
Accounts payable	579,237	595,157
Related party payables	4,231	67,164
Accrued expenses	1,354,159	888,869
Accrued payroll	160,477	490,185
Severance payable		437,079
Accrued professional services fees	849,282	952,573
Accrued interest	628,145	559,060
Current portion of operating lease liability	491,440	733,572
Conversions payable (Note 10)	1,089,160
Current portion of convertible notes, net	354,936
Other payable	250,000	250,000
Total current liabilities	5,761,067	4,973,659
Long-Term Liabilities:
Non-current operating lease liabilities	2,043,025	3,827,878
Non-current convertible notes, net		5,268,399
Accrued warranty liability	21,225	21,225
Total liabilities	7,825,317	14,091,161
Stockholders’ Equity (Deficit):
Series A preferred stock, $.0001 par value; 750,000 shares authorized; 48,100 and 48,100 shares issued and outstanding, respectively ($899,069 and $850,301 Liquidation Preference, respectively)	5	5
Common stock, $0.0001 par value, 500,000,000 authorized; 3,583,846 and 259,323 shares issued and outstanding, respectively	358	26
Additional paid in capital	480,942,526	452,139,027
Accumulated deficit	(482,478,436)	(447,537,493)
Accumulated other comprehensive loss	8,936	(16,024)
Total stockholders’ equity (deficit)	(1,526,611)	4,585,541
Total Liabilities and Stockholders’ Equity (Deficit)	$ 6,298,706	$ 18,676,702